Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Common Share Calculations
Table 25.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for
discussion on share repurchases, and the Consolidated Statement of Changes in Equity and Note 21 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 25.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2019	2018	2017
	Wells Fargo net income	$19,549	22,393	22,183
	Less: Preferred stock dividends and other (1)	1,611	1,704	1,629
	Wells Fargo net income applicable to common stock (numerator)	$17,938	20,689	20,554
	Earnings per common share
	Average common shares outstanding (denominator)	4,393.1	4,799.7	4,964.6
	Per share	$4.08	4.31	4.14
	Diluted earnings per common share
	Average common shares outstanding	4,393.1	4,799.7	4,964.6
Add:	Stock options (2)	0.8	8.0	17.1
	Restricted share rights (2)	31.5	26.3	24.7
	Warrants (2)	—	4.4	10.9
	Diluted average common shares outstanding (denominator)	4,425.4	4,838.4	5,017.3
	Per share	$4.05	4.28	4.10

(1)
The years ended December 31, 2019 and December 31, 2018, includes $220 million and $155 million, respectively, as a result of eliminating the discount on our Series K and Series J Preferred Stock. The Series K Preferred Stock was partially redeemed on September 16, 2019, and the Series J Preferred stock was redeemed on September 17, 2018.

(2)
Calculated using the treasury stock method.

Outstanding Anti-Dilutive Securities
Table 25.2 presents the outstanding Convertible Preferred Stock, Series L, and options to purchase shares of common stock that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 25.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2019	2018	2017
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Stock options (2)	—	0.3	1.9

(1)	Calculated using the if-converted method.
(2)
Calculated using the treasury stock method.

Dividends Declared per common share	Table 25.3 presents dividends declared per common share. Table 25.3: Dividends Declared Per Common Share

	Year ended December 31,
	2019	2018	2017
Per common share	$1.92	1.64	1.54